CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenues	¥ 5,871,781,746	¥ 4,814,884,030	¥ 3,562,950,115
Interest income (expenses), net	(559,693)	(20,364,821)	3,756,232
Related Party
Interest income (expenses), net	0	0	412,341
Loan facilitation service
Net revenues	3,102,344,942	2,740,974,233	2,044,343,554
Loan facilitation service | Related Party
Net revenues	0	8,081,737	495,092,744
Post-origination service
Net revenues	759,538,640	596,581,987	372,450,606
Post-origination service | Related Party
Net revenues	¥ 0	¥ 3,288,307	¥ 60,727,604